Fair Value of Financial Instruments and Risk Management - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) - Energy Contracts - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative assets
Gross Amount Recognized In Balance Sheet	$ 55	$ 70
Counterparty Netting of Energy Contracts	(29)	(30)
Cash Collateral Posted/(Received)	15	15
Net Amount	41	55
Derivative liabilities
Gross Amount Recognized In Balance Sheet	(151)	(199)
Counterparty Netting of Energy Contracts	29	30
Cash Collateral Posted/(Received)	0	0
Net Amount	$ (122)	$ (169)